Related Party Transactions - Founder Shares (Details)						3 Months Ended	11 Months Ended	12 Months Ended
	Jul. 14, 2021 shares	Jun. 02, 2021 USD ($) $ / shares shares	May 25, 2021 USD ($) $ / shares shares	Apr. 08, 2021 shares	Feb. 13, 2021 USD ($) shares	Mar. 31, 2023 D $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) D $ / shares shares
Related Party Transaction
Aggregate purchase price | $							$ 25,000
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D								20
Private Placement Warrants
Related Party Transaction
Price of warrant (in dollars per warrant) | $ / shares								$ 11.50
Over-allotment option | Private Placement Warrants
Related Party Transaction
Price of warrant (in dollars per warrant) | $ / shares								$ 10.00
Proceeds from sale of Private Placement Warrants | $								$ 171,600,000
Private Placement
Related Party Transaction
Number of shares issuable per warrant								1
Private Placement | Private Placement Warrants
Related Party Transaction
Sale of Private Placement Warrants (in shares)			4,433,333					4,433,333
Price of warrant (in dollars per warrant) | $ / shares		$ 11.50	$ 1.50					$ 1.50
Proceeds from sale of Private Placement Warrants | $			$ 6,700,000					$ 6,700,000
Number of shares issuable per warrant		1
Private Placement | Additional Private Placement Warrants
Related Party Transaction
Price of warrant (in dollars per warrant) | $ / shares		$ 1.50						$ 1.50
Proceeds from sale of Private Placement Warrants | $		$ 432,000						$ 400,000
Additional units sold of shares		288,200						288,200
Founder Shares | Alexandra Lebenthal
Related Party Transaction
Number of shares issued	20,000
Founder Shares | Over-allotment option
Related Party Transaction
Shares subject to forfeiture		22,125
Common shares outstanding (in shares)		4,290,375
Founder Shares | Sponsor
Related Party Transaction
Aggregate purchase price | $					$ 25,000
Number of shares issued					4,312,500
Share dividend				20,000
Aggregate number of shares owned				4,252,500
Shares subject to forfeiture				562,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				20.00%
Restrictions on transfer period of time after business combination completion						1 year		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares						$ 12.00		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D						20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination						30		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences						120 days		120 days